Document and Entity Information	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	MultiSensor AI Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40916
Entity Tax Identification Number	86-3938682
Entity Address, Address Line One	11175 Cicero Drive
Entity Address, Address Line Two	Suite 425
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	866
Local Phone Number	861-0788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001863990
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	24 Greenway Plaza
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
Common Stock 0.0001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	MSAI
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	MSAIW
Security Exchange Name	NASDAQ